UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2012


[LOGO OF USAA]
  USAA(R)

                                            [GRAPHIC OF USAA INTERNATIONAL FUND]

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    SEMIANNUAL REPORT
    USAA INTERNATIONAL FUND
    FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
    NOVEMBER 30, 2012

 ==========================================================

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

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PRESIDENT'S MESSAGE

"DESPITE SOME SIGNS OF IMPROVEMENT, THE U.S.       [PHOTO OF DANIEL S. McNAMARA]
ECONOMY REMAINS FRAGILE."

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DECEMBER 2012

Despite considerable political and economic uncertainty, investor sentiment was generally positive during the reporting period. Equities performed exceptionally well, with international stocks leading the way. Riskier fixed-income asset classes, such as investment-grade bonds and high-yield bonds, also posted solid gains. The municipal bond market extended its rally, continuing to generate strong returns.

Given the state of the global economy, these results might seem surprising. Although emerging economies strengthened during the reporting period, global economic conditions deteriorated. Europe was in recession, growth was slowing in China, and the U.S. recovery was progressing in fits and starts. But investors were optimistic, in my opinion, because they anticipated additional stimulative action by global central banks. And indeed, the sluggish U.S. recovery prompted the Federal Reserve (the Fed) to announce in September a third round of quantitative easing (QE3) in which it made an open-ended commitment to continue buying mortgage-backed securities for as long as it takes to meaningfully drop the unemployment rate. The Fed also said that it planned to keep short-term interest rates in a range between zero and 0.25% until at least mid-2015. According to Fed chairman Ben Bernanke, the Fed was seeking to push stock prices higher and boost the housing market in an aggressive effort to increase consumer and business confidence and ultimately spending.

The European Central Bank previously had announced a quantitative easing program of its own, extending a number of its liquidity operations to help the financial markets deal with the effects of the European sovereign debt crisis. This action also would give European Union (EU) policymakers time to address the problems of the EU's weakest members. Many of these nations, including Greece, Spain, and Italy, are weighed down by a staggering amount of debt.
Nevertheless, a lasting solution is yet to be found and major sticking points remain, particularly enforcement mechanisms to keep these economies on track to fiscal balance.

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

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Meanwhile, in the United States, the 2012 election campaign built to a crescendo. Ultimately, the voters chose to maintain the status quo -- President Barack Obama was re-elected to a second term, Republicans retained their majority in the House of Representatives, and Democrats stayed in control of the Senate. With the election over, investors shifted their attention to the so-called "fiscal cliff." Unless Congress acts, $600 to $700 billion in tax hikes and spending cuts will take effect on January 1, 2013. At the time of this writing, negotiations were still ongoing and I am guardedly optimistic that some kind of agreement will be reached before the deadline. Whatever happens, I expect higher taxes and reduced spending at the federal level in 2013, which could slow economic growth over the next few calendar quarters.

Overall, our outlook is cautious. Despite some signs of improvement, the U.S. economy remains fragile. Though we have been encouraged by the strengthening housing market, U.S. economic data continues to be a mixed bag, with positive news frequently offset by negative reports. Furthermore, I think the economy has yet to feel the full impact of Hurricane Sandy. I am troubled also about corporate fundamentals. Revenues have been disappointing in recent calendar quarters, and year-over-year earnings growth is near zero. Many companies reduced their capital expenditures during 2012 because of political and economic uncertainties.

At the time of this writing, we favored emerging markets stocks and precious metals. Though emerging markets equities are likely to be volatile in the short term, they should benefit over the long run from strong earnings growth, largely because of demographic trends in the developing world. As for precious metals, we believe they may add value to a long-term hedging strategy which seeks to minimize the effects of rising inflation.

At USAA Asset Management Company, we believe we have some of the finest investment professionals in the industry managing your investments. On behalf of everyone here, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

  Portfolio of Investments                                                   14

  Notes to Portfolio of Investments                                          19

  Financial Statements                                                       20

  Notes to Financial Statements                                              23

EXPENSE EXAMPLE                                                              41

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA INTERNATIONAL FUND (THE FUND) SEEKS CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities of foreign (including emerging markets) companies. The "equity securities" in which the Fund principally invests are common stocks, depositary receipts, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF MARCUS L. SMITH]                            [PHOTO OF DANIEL LING]

  MARCUS L. SMITH                                       DANIEL LING
  MFS                                                   MFS
  Investment Management                                 Investment Management

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o  HOW DID THE USAA INTERNATIONAL FUND (THE FUND SHARES) PERFORM DURING THE
   REPORTING PERIOD?

   For the reporting period ended November 30, 2012, the Fund Shares had a total return of 16.91%. This compares to a return of 16.41% for the Lipper International Funds Index and 18.16% for the MSCI Europe, Australasia and Far East (EAFE) Index. International equities outperformed the U.S. market as reflected in the 9.32% return for the S&P 500(R) Index.

o  PLEASE REVIEW MARKET CONDITIONS OVER THE REPORTING PERIOD.

   For much of the reporting period, the markets continued to react strongly to headlines out of Europe and to data reflecting prospects for growth globally. As the period opened, developments with respect to Greece and faltering U.S. economic data weighed on investor sentiment. June elections in Greece were viewed as a crucial referendum on austerity measures required as part of any bailout package from the European Union (EU). In addition, borrowing costs for the governments of larger economies such as Spain and Italy rose markedly. In the United States, while housing showed signs of firming, most other indicators including employment data deteriorated and

   Refer to page 7 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA INTERNATIONAL FUND

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   overall growth estimates were lowered. Slowing growth and political uncertainty in China were also of concern in the global economy. The net result was a choppy market and an increased focus on sectors traditionally viewed as defensive in nature.

   As the period progressed, markets were buoyed by strong central bank actions. The European Central Bank took steps to diminish the risk of a sovereign default in the EU, lowering its overnight deposit rate to zero and announcing a plan for unlimited bond purchases of countries requesting aid. In the United States, housing data seemed to confirm that prices had finally reached a bottom and were even beginning to turn up. With employment data continuing to disappoint, many observers anticipated that the Federal Reserve (the Fed) would announce further bond purchases under its quantitative easing program, and this expectation was realized in September. The Fed also declared its intention to maintain short-term rates near zero through at least mid-2015. The prospect of prolonged monetary support for the economy from central banks globally led to an increased willingness on the part of investors to assume risk, helping to boost equities overall.

   Following the U.S. presidential election, there was increased focus on the prospect of automatic budget cuts and tax increases in the United States to take effect at the end of 2012, absent a breakthrough in the political stalemate over U.S. fiscal matters. This concern weighed most heavily on U.S. stocks, leading them to underperform versus international stocks for the reporting period.

o  WHAT WERE THE PRINCIPAL FACTORS IN THE FUND'S PERFORMANCE RELATIVE TO THE
   INDEX?

   Stock selection within health care was the most notable positive contributor to the Fund's relative performance. Within health care, performance was led by a pair of large pharmaceutical companies, Bayer AG and Merck KGaA. With respect to other sectors, holdings

   You will find a complete list of securities that the Fund owns on pages
   14-18.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

   that contributed positively included the decision to overweight Dutch brewer Heineken N.V. as well as a pair of global financial giants, Dutch bank ING Groep N.V. and India-based ICICI Bank Ltd. ADR.

   On the downside, stock selection among retailers was a leading detractor from relative performance over the period. A modest underweighting of financials along with modest underperformance of the Fund's holdings within the sector also acted to constrain returns. Underperformance of the Fund's energy-related holdings was a negative contributor as well. In terms of individual holdings that detracted, these included Japanese oil and gas exploration firm INPEX Holdings, Inc. within energy; French food products company DANONE S.A. and Japanese convenience store chain Lawson, Inc. within consumer staples; and China-based clothing manufacturer Li & Fung Ltd., within consumer discretionary.

o  WHAT IS THE OUTLOOK AND HOW IS THE FUND POSITIONED?

   The largest overweighting in the Fund continues to be a position in specialty chemical companies as MFS Investment Management (MFS) views these companies as displaying more stable returns throughout the economic cycle. The Fund also maintained overweight positions in a number of consumer staple companies, which MFS believes have strong brands and diverse geographical footprints that should enable them to grow at above-average rates. The Fund is overweight in the technology sector as well, owning several companies that we believe should benefit from an increased penetration of smart phones and adoption of tablets on a global basis.

   Conversely, the strategy continues to be underweight in companies that are sensitive to energy and commodity prices. This includes most integrated energy companies, who are facing declining reserves and increasing costs, and metals and mining companies. The Fund continues to remain underweight in electric power and telecommunication companies because of limited opportunities for them to provide above-market levels of growth, particularly in

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4  | USAA INTERNATIONAL FUND

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   developed markets. While the financial sector is one of the Fund's largest sectors in absolute terms, a continued underweight there is driven by the view that most developed market commercial banks and insurance companies cannot grow faster than global gross domestic product. In addition, there are near-term concerns around increased regulatory risks for these companies given the political issues facing many developed market countries' financial systems.

   With respect to the sovereign debt problems in Europe, since the crisis began two years ago, the Fund has been positioned for ongoing market volatility. With a focus on downside risk management, the portfolio has sought to hold high-quality businesses with sustainable earnings that should hold up relatively well during a financial or economic crisis. To that end, the portfolio is overweighted in consumer staples. In other sectors, the Fund owns companies that have strong brand names, intellectual property, or value-added business models that have tended to generate steady, recurring revenue streams even in difficult environments. Although the Fund has significant exposure to Europe, virtually all of the European-domiciled companies in the portfolio are large, global companies that generate the majority of their revenues and earnings from outside of Europe.

   Regardless of market conditions, the Fund will continue to focus on individual stock selection, looking for reasonably priced companies with above-average growth prospects. Thank you for your investment in the Fund.

   Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA INTERNATIONAL FUND SHARES (FUND SHARES) (Ticker Symbol: USIFX)


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                                        11/30/12                   5/31/12
--------------------------------------------------------------------------------

Net Assets                           $1,348.8 Million           $1,587.4 Million
Net Asset Value Per Share                 $25.24                     $21.59


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/12
--------------------------------------------------------------------------------
  5/31/2012-11/30/2012*            1 Year            5 Years          10 Years

         16.91%                    14.17%             -0.55%            9.13%


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
  1 Year                           5 Years                            10 Years

  22.07%                            0.73%                               9.73%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 5/31/12**
--------------------------------------------------------------------------------

                                      1.21%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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6  | USAA INTERNATIONAL FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              USAA INTERNATIONAL      LIPPER INTERNATIONAL
                 FUND SHARES              FUNDS INDEX           MSCI EAFE INDEX
11/30/02         $10,000.00                $10,000.00             $10,000.00
12/31/02           9,900.71                  9,680.00               9,663.75
01/31/03           9,481.91                  9,325.48               9,260.32
02/28/03           9,252.88                  9,049.35               9,047.79
03/31/03           9,167.81                  8,827.73               8,870.02
04/30/03          10,044.67                  9,701.70               9,739.39
05/31/03          10,561.63                 10,324.87              10,329.52
06/30/03          10,712.13                 10,568.81              10,579.15
07/31/03          10,823.38                 10,865.16              10,835.23
08/31/03          10,947.71                 11,178.66              11,096.89
09/30/03          11,229.09                 11,402.99              11,438.97
10/31/03          11,759.14                 12,082.83              12,151.95
11/30/03          12,145.22                 12,325.53              12,422.11
12/31/03          13,059.29                 13,164.32              13,392.59
01/31/04          13,263.75                 13,447.21              13,581.97
02/29/04          13,626.51                 13,754.67              13,895.50
03/31/04          13,534.17                 13,821.70              13,973.68
04/30/04          13,369.28                 13,409.74              13,657.59
05/31/04          13,481.41                 13,402.13              13,703.51
06/30/04          13,685.87                 13,672.13              14,003.76
07/31/04          13,243.96                 13,224.38              13,549.29
08/31/04          13,276.94                 13,294.72              13,609.12
09/30/04          13,646.30                 13,648.79              13,964.80
10/31/04          14,061.82                 14,081.55              14,441.00
11/30/04          14,833.50                 14,984.88              15,427.51
12/31/04          15,469.86                 15,612.22              16,104.20
01/31/05          15,179.58                 15,359.83              15,808.74
02/28/05          15,845.10                 16,029.05              16,491.82
03/31/05          15,427.38                 15,604.37              16,077.51
04/30/05          15,087.54                 15,209.60              15,699.52
05/31/05          15,087.54                 15,305.63              15,707.11
06/30/05          15,101.70                 15,510.98              15,915.54
07/31/05          15,809.70                 16,091.62              16,403.44
08/31/05          16,284.06                 16,554.94              16,817.89
09/30/05          16,758.43                 17,240.73              17,566.99
10/31/05          16,369.03                 16,744.38              17,053.93
11/30/05          16,666.39                 17,199.38              17,471.00
12/31/05          17,431.63                 18,059.05              18,283.99
01/31/06          18,634.07                 19,250.06              19,406.61
02/28/06          18,596.72                 19,161.58              19,363.68
03/31/06          19,141.93                 19,841.57              20,001.88
04/30/06          20,008.28                 20,784.66              20,957.14
05/31/06          19,298.77                 19,834.81              20,143.30
06/30/06          19,425.73                 19,738.80              20,141.96
07/31/06          19,843.97                 19,914.43              20,341.35
08/31/06          20,531.08                 20,460.45              20,900.63
09/30/06          20,568.42                 20,564.87              20,932.94
10/31/06          20,986.66                 21,311.20              21,747.11
11/30/06          21,591.62                 22,033.03              22,397.00
12/31/06          22,199.17                 22,735.12              23,100.10
01/31/07          22,676.04                 22,942.81              23,256.41
02/28/07          22,569.15                 22,910.49              23,444.07
03/31/07          22,972.03                 23,578.24              24,041.66
04/30/07          23,761.33                 24,538.12              25,109.39
05/31/07          24,131.32                 25,264.04              25,549.95
06/30/07          24,155.98                 25,344.17              25,581.17
07/31/07          23,580.45                 25,003.29              25,204.42
08/31/07          23,695.56                 24,755.08              24,810.54
09/30/07          24,599.97                 26,235.25              26,137.91
10/31/07          25,307.05                 27,532.34              27,164.89
11/30/07          24,641.08                 26,391.58              26,271.62
12/31/07          24,159.61                 25,973.86              25,680.31
01/31/08          22,416.31                 23,775.06              23,308.00
02/29/08          22,671.65                 23,813.86              23,641.93
03/31/08          22,900.56                 23,526.43              23,393.18
04/30/08          23,930.69                 24,871.41              24,662.91
05/31/08          24,441.35                 25,243.88              24,903.07
06/30/08          22,372.29                 23,078.29              22,866.30
07/31/08          21,747.17                 22,276.05              22,132.40
08/31/08          21,016.40                 21,379.59              21,235.52
09/30/08          18,850.48                 18,563.12              18,165.07
10/31/08          15,566.40                 14,654.48              14,499.67
11/30/08          14,377.79                 13,701.37              13,715.95
12/31/08          15,642.81                 14,642.88              14,540.58
01/31/09          13,881.28                 13,152.63              13,113.67
02/28/09          12,624.35                 11,945.74              11,768.30
03/31/09          13,596.86                 12,832.81              12,514.13
04/30/09          14,780.39                 14,421.52              14,116.44
05/31/09          16,541.93                 16,376.22              15,786.50
06/30/09          16,285.04                 16,123.03              15,696.72
07/31/09          18,083.27                 17,746.15              17,129.85
08/31/09          18,688.80                 18,388.13              18,061.00
09/30/09          19,688.84                 19,315.15              18,752.52
10/31/09          19,358.55                 18,784.63              18,518.19
11/30/09          20,184.27                 19,470.48              18,888.96
12/31/09          20,716.46                 19,811.19              19,161.01
01/31/10          19,650.04                 18,854.27              18,316.83
02/28/10          19,650.04                 18,954.12              18,191.26
03/31/10          20,874.11                 20,184.58              19,326.81
04/30/10          20,531.00                 19,953.85              18,977.10
05/31/10          18,268.32                 17,886.89              16,830.50
06/30/10          18,268.32                 17,653.95              16,626.10
07/31/10          19,965.33                 19,260.58              18,202.72
08/31/10          19,223.47                 18,612.79              17,637.56
09/30/10          21,207.94                 20,474.09              19,365.81
10/31/10          22,088.90                 21,222.89              20,065.46
11/30/10          21,105.94                 20,446.13              19,099.41
12/31/10          22,761.25                 21,996.91              20,646.00
01/31/11          22,995.23                 22,317.96              21,133.18
02/28/11          23,594.21                 22,946.71              21,829.99
03/31/11          23,453.82                 22,720.82              21,340.73
04/30/11          25,213.33                 23,921.97              22,616.36
05/31/11          24,604.99                 23,225.79              21,948.16
06/30/11          24,296.14                 22,818.48              21,673.35
07/31/11          23,931.14                 22,401.12              21,328.69
08/31/11          21,778.55                 20,422.69              19,402.92
09/30/11          19,363.91                 18,032.92              17,554.06
10/31/11          21,572.65                 19,867.59              19,246.64
11/30/11          20,992.39                 19,302.62              18,312.94
12/31/11          20,528.95                 18,811.17              18,139.33
01/31/12          21,791.83                 20,065.01              19,106.98
02/29/12          22,988.24                 21,183.90              20,203.29
03/31/12          23,396.54                 21,173.82              20,109.42
04/30/12          23,035.72                 20,813.90              19,715.81
05/31/12          20,500.46                 18,662.63              17,452.18
06/30/12          21,763.34                 19,718.92              18,675.78
07/31/12          21,877.29                 19,914.53              18,887.58
08/31/12          22,418.52                 20,488.30              19,394.82
09/30/12          23,111.68                 21,115.72              19,968.54
10/31/12          23,349.07                 21,262.31              20,134.73
11/30/12          23,966.26                 21,724.82              20,621.29

                                   [END CHART]

                         Data from 11/30/02 to 11/30/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA International Fund Shares to the following benchmarks:

o The unmanaged Lipper International Funds Index tracks the total return performance of the 30 largest funds within the Lipper International Funds category.

o The unmanaged MSCI EAFE Index reflects the movements of stock markets in Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

USAA INTERNATIONAL FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UIIFX)


--------------------------------------------------------------------------------
                                         11/30/12                    5/31/12
--------------------------------------------------------------------------------

Net Assets                            $1,075.2 Million            $443.1 Million
Net Asset Value Per Share                 $25.26                      $21.59


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/12
--------------------------------------------------------------------------------
  5/31/2012-11/30/2012*             1 Year             Since Inception 8/01/08

        17.00%                      14.43%                     2.95%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
  1 Year                                               Since Inception 8/01/08

  22.29%                                                        3.94%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 5/31/12**
--------------------------------------------------------------------------------

                                      0.99%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment only through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

8  | USAA INTERNATIONAL FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              USAA INTERNATIONAL FUND      LIPPER INTERNATIONAL
               INSTITUTIONAL SHARES            FUNDS INDEX           MSCI EAFE INDEX
07/31/08            $10,000.00                 $10,000.00              $10,000.00
08/31/08              9,823.05                   9,597.57                9,594.76
09/30/08              8,810.70                   8,333.22                8,207.46
10/31/08              7,275.72                   6,578.58                6,551.33
11/30/08              6,720.16                   6,150.72                6,197.23
12/31/08              7,311.08                   6,573.37                6,569.82
01/31/09              6,494.44                   5,904.38                5,925.10
02/28/09              5,909.89                   5,362.59                5,317.23
03/31/09              6,369.79                   5,760.81                5,654.21
04/30/09              6,924.25                   6,474.00                6,378.18
05/31/09              7,753.78                   7,351.49                7,132.76
06/30/09              7,633.44                   7,237.83                7,092.19
07/31/09              8,480.16                   7,966.47                7,739.72
08/31/09              8,763.84                   8,254.66                8,160.43
09/30/09              9,240.93                   8,670.81                8,472.88
10/31/09              9,086.19                   8,432.65                8,367.01
11/30/09              9,477.32                   8,740.54                8,534.53
12/31/09              9,730.40                   8,893.49                8,657.45
01/31/10              9,229.06                   8,463.92                8,276.03
02/28/10              9,233.42                   8,508.74                8,219.29
03/31/10              9,813.23                   9,061.11                8,732.36
04/30/10              9,651.93                   8,957.53                8,574.36
05/31/10              8,592.57                   8,029.65                7,604.46
06/30/10              8,596.93                   7,925.08                7,512.11
07/31/10              9,399.08                   8,646.32                8,224.47
08/31/10              9,050.32                   8,355.51                7,969.11
09/30/10              9,987.61                   9,191.07                8,749.98
10/31/10             10,406.13                   9,527.22                9,066.10
11/30/10              9,948.38                   9,178.53                8,629.62
12/31/10             10,725.11                   9,874.69                9,328.41
01/31/11             10,839.87                  10,018.81                9,548.53
02/28/11             11,126.75                  10,301.06                9,863.36
03/31/11             11,060.55                  10,199.66                9,642.31
04/30/11             11,890.31                  10,738.87               10,218.67
05/31/11             11,612.25                  10,426.35                9,916.76
06/30/11             11,466.60                  10,243.50                9,792.59
07/31/11             11,298.89                  10,056.14                9,636.86
08/31/11             10,283.75                   9,168.00                8,766.75
09/30/11              9,145.04                   8,095.20                7,931.39
10/31/11             10,191.06                   8,918.81                8,696.14
11/30/11              9,913.01                   8,665.19                8,274.27
12/31/11              9,699.46                   8,444.57                8,195.83
01/31/12             10,296.69                   9,007.43                8,633.04
02/29/12             10,866.99                   9,509.72                9,128.38
03/31/12             11,055.59                   9,505.19                9,085.97
04/30/12             10,889.44                   9,343.62                8,908.12
05/31/12              9,694.97                   8,377.89                7,885.35
06/30/12             10,292.20                   8,852.07                8,438.21
07/31/12             10,350.58                   8,939.88                8,533.91
08/31/12             10,606.54                   9,197.45                8,763.09
09/30/12             10,934.34                   9,479.11                9,022.31
10/31/12             11,046.61                   9,544.92                9,097.40
11/30/12             11,342.98                   9,752.54                9,317.24

                                   [END CHART]

                    *Data from 7/31/08 to 11/30/12.

                    See page 7 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

*The performance of the MSCI EAFE Index and the Lipper International Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA INTERNATIONAL FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UAIFX)

--------------------------------------------------------------------------------
                                         11/30/12                     5/31/12
--------------------------------------------------------------------------------
Net Assets                             $6.3 Million                 $5.2 Million
Net Asset Value Per Share                 $25.13                       $21.54

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/12
--------------------------------------------------------------------------------
  5/31/2012-11/30/2012*             1 Year             Since Inception 8/01/10
        16.67%                      13.79%                      6.42%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
  1 Year                                               Since Inception 8/01/10
  21.63%                                                      8.16%

--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 5/31/12**
--------------------------------------------------------------------------------
  Before Reimbursement     1.76%                 After Reimbursement     1.55%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through October 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.55% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

10  | USAA INTERNATIONAL FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              USAA INTERNATIONAL                            LIPPER INTERNATIONAL
              FUND ADVISER SHARES      MSCI EAFE INDEX          FUNDS INDEX
07/31/10          $10,000.00             $10,000.00             $10,000.00
08/31/10            9,345.96               9,689.52               9,663.67
09/30/10           10,311.23              10,638.96              10,630.04
10/31/10           10,735.23              11,023.33              11,018.82
11/30/10           10,257.10              10,492.61              10,615.53
12/31/10           11,055.63              11,342.26              11,420.69
01/31/11           11,164.83              11,609.90              11,587.38
02/28/11           11,456.00              11,992.70              11,913.82
03/31/11           11,383.21              11,723.92              11,796.54
04/30/11           12,229.44              12,424.71              12,420.17
05/31/11           11,933.72              12,057.62              12,058.72
06/30/11           11,783.58              11,906.65              11,847.24
07/31/11           11,597.04              11,717.31              11,630.55
08/31/11           10,555.17              10,659.35              10,603.36
09/30/11            9,381.37               9,643.65               9,362.60
10/31/11           10,445.98              10,573.50              10,315.16
11/30/11           10,159.35              10,060.55              10,021.82
12/31/11            9,936.22               9,965.17               9,766.67
01/31/12           10,543.43              10,496.77              10,417.66
02/29/12           11,123.04              11,099.05              10,998.58
03/31/12           11,311.65              11,047.48              10,993.34
04/30/12           11,136.84              10,831.24              10,806.48
05/31/12            9,908.62               9,587.68               9,689.55
06/30/12           10,515.83              10,259.88              10,237.97
07/31/12           10,571.03              10,376.24              10,339.53
08/31/12           10,824.04              10,654.90              10,637.43
09/30/12           11,155.24              10,970.09              10,963.18
10/31/12           11,265.64              11,061.38              11,039.29
11/30/12           11,560.05              11,328.69              11,279.42

                                   [END CHART]

                    *Data from 7/31/10 to 11/30/12.

                    See page 7 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

*The performance of the MSCI EAFE Index and the Lipper International Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                              o TOP 10 INDUSTRIES o
                                 AS OF 11/30/12
                                (% of Net Assets)

Diversified Banks .......................................................  12.6%
Pharmaceuticals .........................................................   6.4%
Packaged Foods & Meat ...................................................   5.5%
Industrial Gases ........................................................   4.9%
Distillers & Vintners ...................................................   4.1%
Electrical Components & Equipment .......................................   3.3%
Auto Parts & Equipment ..................................................   2.9%
Brewers .................................................................   2.7%
Specialty Chemicals .....................................................   2.6%
Application Software ....................................................   2.6%

                           o TOP 10 EQUITY HOLDINGS o
                                 AS OF 11/30/12
                                (% of Net Assets)

HSBC Holdings plc .......................................................   3.5%
Nestle S.A. .............................................................   3.5%
Bayer AG ................................................................   3.3%
Linde AG ................................................................   2.8%
Heineken N.V. ...........................................................   2.7%
Standard Chartered plc ..................................................   2.4%
Shin-Etsu Chemical Co. Ltd. .............................................   2.4%
Canadian National Railway Co. ...........................................   2.4%
Compass Group plc .......................................................   2.2%
LVMH Moet Hennessy - Louis Vuitton S.A. .................................   2.1%

You will find a complete list of securities that the Fund owns on pages 14-18.

================================================================================

12  | USAA INTERNATIONAL FUND

================================================================================

                       o ASSET ALLOCATION -- 11/30/2012 o

                         [PIE CHART OF ASSET ALLOCATION]

UNITED KINGDOM                                                             21.1%
JAPAN                                                                      13.9%
FRANCE                                                                     12.2%
GERMANY                                                                    12.0%
SWITZERLAND                                                                10.6%
NETHERLANDS                                                                 7.7%
OTHER*                                                                     22.4%

                                   [END CHART]

*Includes countries with less than 3% of the portfolio and money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             COMMON STOCKS (99.3%)

             CONSUMER DISCRETIONARY (13.5%)
             ------------------------------
             ADVERTISING (1.8%)
 3,248,590   WPP plc                                                            $   44,553
                                                                                ----------
             APPAREL RETAIL (0.9%)
   713,120   Hennes & Mauritz AB "B"                                                23,141
                                                                                ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (2.1%)
   296,085   LVMH Moet Hennessy - Louis Vuitton S.A.                                51,946
                                                                                ----------
             AUTO PARTS & EQUIPMENT (2.9%)
   588,950   Delphi Automotive plc*                                                 20,018
 1,501,100   Denso Corp.                                                            49,330
                                                                                ----------
                                                                                    69,348
                                                                                ----------
             AUTOMOBILE MANUFACTURERS (2.1%)
 1,520,500   Honda Motor Co. Ltd.                                                   50,391
                                                                                ----------
             DISTRIBUTORS (1.5%)
22,300,800   Li & Fung Ltd.                                                         36,716
                                                                                ----------
             RESTAURANTS (2.2%)
 4,531,610   Compass Group plc                                                      52,347
                                                                                ----------
             Total Consumer Discretionary                                          328,442
                                                                                ----------
             CONSUMER STAPLES (17.6%)
             ------------------------
             BREWERS (2.7%)
   992,474   Heineken N.V.                                                          65,454
                                                                                ----------
             DISTILLERS & VINTNERS (4.1%)
 1,636,773   Diageo plc                                                             48,697
   437,671   Pernod Ricard S.A.                                                     49,556
                                                                                ----------
                                                                                    98,253
                                                                                ----------
             FOOD RETAIL (1.4%)
   509,100   Lawson, Inc.                                                           34,461
                                                                                ----------
             HOUSEHOLD PRODUCTS (1.8%)
   704,672   Reckitt Benckiser Group plc                                            44,313
                                                                                ----------

================================================================================

14  | USAA INTERNATIONAL FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             PACKAGED FOODS & MEAT (5.5%)
   778,515   DANONE S.A.                                                        $   49,385
 1,296,266   Nestle S.A.                                                            84,837
                                                                                ----------
                                                                                   134,222
                                                                                ----------
             PERSONAL PRODUCTS (2.1%)
   640,988   Beiersdorf AG                                                          50,268
                                                                                ----------
             Total Consumer Staples                                                426,971
                                                                                ----------
             ENERGY (4.5%)
             -------------
             INTEGRATED OIL & GAS (2.6%)
 1,121,327   BG Group plc                                                           19,223
 1,280,718   Royal Dutch Shell plc "A"                                              42,874
                                                                                ----------
                                                                                    62,097
                                                                                ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.9%)
 4,396,000   CNOOC Ltd.                                                              9,359
     7,044   INPEX Holdings, Inc.                                                   37,769
                                                                                ----------
                                                                                    47,128
                                                                                ----------
             Total Energy                                                          109,225
                                                                                ----------
             FINANCIALS (21.5%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.5%)
 1,081,871   Julius Baer Group Ltd.*                                                37,055
                                                                                ----------
             DIVERSIFIED BANKS (12.6%)
 3,015,000   Banco Santander S.A.                                                   23,190
 4,598,910   Barclays plc                                                           18,126
 2,567,000   DBS Group Holdings Ltd.                                                30,389
   537,650   Grupo Financiero Santander Mexico SAB de CV ADR "B"*                    7,855
 8,355,294   HSBC Holdings plc                                                      85,365
   831,950   ICICI Bank Ltd. ADR                                                    34,101
 1,213,910   Itau Unibanco Banco Multiplo S.A. ADR                                  18,391
    89,666   Komercni Banka A.S.                                                    17,882
 2,518,493   Standard Chartered plc                                                 58,709
   414,470   Westpac Banking Corp.                                                  11,030
                                                                                ----------
                                                                                   305,038
                                                                                ----------
             DIVERSIFIED CAPITAL MARKETS (1.6%)
 2,412,834   UBS AG*                                                                37,753
                                                                                ----------
             LIFE & HEALTH INSURANCE (1.1%)
 7,137,000   AIA Group Ltd.                                                         27,903
                                                                                ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
 4,755,510   ING Groep N.V.*                                                        42,737
                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             PROPERTY & CASUALTY INSURANCE (1.2%)
 2,577,880   QBE Insurance Group Ltd.                                           $   29,431
                                                                                ----------
             REINSURANCE (0.9%)
   304,068   Swiss Re Ltd.*                                                         21,902
                                                                                ----------
             SPECIALIZED FINANCE (0.8%)
 2,201,100   BM&F Bovespa S.A.                                                      13,227
   113,414   Deutsche Boerse AG                                                      6,388
                                                                                ----------
                                                                                    19,615
                                                                                ----------
             Total Financials                                                      521,434
                                                                                ----------
             HEALTH CARE (7.2%)
             ------------------
             HEALTH CARE EQUIPMENT (0.8%)
   174,878   Sonova Holding AG*                                                     19,097
                                                                                ----------
             PHARMACEUTICALS (6.4%)
   879,305   Bayer AG                                                               79,536
   273,375   Merck KGaA                                                             36,567
   202,109   Roche Holding AG                                                       39,781
                                                                                ----------
                                                                                   155,884
                                                                                ----------
             Total Health Care                                                     174,981
                                                                                ----------
             INDUSTRIALS (10.7%)
             -------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (3.3%)
   706,268   Legrand S.A.                                                           28,603
   724,634   Schneider Electric S.A.                                                50,929
                                                                                ----------
                                                                                    79,532
                                                                                ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (2.0%)
 7,712,913   Hays plc                                                                9,614
 1,211,479   Randstad Holdings N.V.                                                 39,398
                                                                                ----------
                                                                                    49,012
                                                                                ----------
             INDUSTRIAL CONGLOMERATES (1.1%)
 1,471,542   Smiths Group plc                                                       25,816
                                                                                ----------
             INDUSTRIAL MACHINERY (1.4%)
   204,400   FANUC Ltd.                                                             34,465
                                                                                ----------
             MARINE (0.5%)
   105,395   Kuehne & Nagel International AG                                        12,692
                                                                                ----------
             RAILROADS (2.4%)
   647,942   Canadian National Railway Co.                                          58,205
                                                                                ----------
             Total Industrials                                                     259,722
                                                                                ----------

================================================================================

16  | USAA INTERNATIONAL FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (10.6%)
             ------------------------------
             APPLICATION SOFTWARE (2.6%)
   132,597   Dassault Systemes S.A. ADR                                         $   15,003
   610,411   SAP AG                                                                 47,664
                                                                                ----------
                                                                                    62,667
                                                                                ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
 1,447,480   Amadeus IT Holding S.A. "A"                                            33,791
                                                                                ----------
             ELECTRONIC COMPONENTS (1.0%)
 1,269,600   HOYA Corp.                                                             24,380
                                                                                ----------
             ELECTRONIC MANUFACTURING SERVICES (1.0%)
 7,599,660   Hon Hai Precision Industry Corp. Ltd.                                  24,379
                                                                                ----------
             OFFICE ELECTRONICS (1.4%)
   969,500   Canon, Inc.                                                            33,906
                                                                                ----------
             SEMICONDUCTORS (2.4%)
    17,182   Samsung Electronics Co. Ltd.                                           22,310
 2,178,373   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                        37,620
                                                                                ----------
                                                                                    59,930
                                                                                ----------
             SYSTEMS SOFTWARE (0.8%)
   420,487   Check Point Software Technologies Ltd.*                                19,414
                                                                                ----------
             Total Information Technology                                          258,467
                                                                                ----------
             MATERIALS (10.9%)
             -----------------
             DIVERSIFIED CHEMICALS (1.6%)
   688,353   AkzoNobel N.V.                                                         39,337
                                                                                ----------
             DIVERSIFIED METALS & MINING (1.8%)
   871,990   Rio Tinto plc                                                          43,218
                                                                                ----------
             INDUSTRIAL GASES (4.9%)
   415,970   Air Liquide S.A.                                                       50,804
   390,067   Linde AG                                                               67,446
                                                                                ----------
                                                                                   118,250
                                                                                ----------
             SPECIALTY CHEMICALS (2.6%)
     5,085   Givaudan S.A.*                                                          5,106
   990,000   Shin-Etsu Chemical Co. Ltd.                                            58,246
                                                                                ----------
                                                                                    63,352
                                                                                ----------
             Total Materials                                                       264,157
                                                                                ----------
             TELECOMMUNICATION SERVICES (2.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
13,806,000   China Unicom Hong Kong Ltd.                                            21,554
 3,843,650   Singapore Telecommunications Ltd.                                      10,423

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
   103,000   Singapore Telecommunications Ltd.                                  $      278
                                                                                ----------
                                                                                    32,255
                                                                                ----------
             WIRELESS TELECOMMUNICATION SERVICES (1.1%)
   396,780   MTN Group Ltd.                                                          7,303
    10,314   NTT DOCOMO, Inc.                                                       14,876
   289,061   TIM Participacoes S.A. ADR                                              5,125
                                                                                ----------
                                                                                    27,304
                                                                                ----------
             Total Telecommunication Services                                       59,559
                                                                                ----------
             UTILITIES (0.4%)
             ----------------
             ELECTRIC UTILITIES (0.4%)
   222,744   Red Electrica de Espana                                                10,322
                                                                                ----------
             Total Utilities                                                        10,322
                                                                                ----------
             Total Common Stocks (cost: $1,986,049)                              2,413,280
                                                                                ----------
             MONEY MARKET INSTRUMENTS (0.6%)

             MONEY MARKET FUNDS (0.6%)
13,847,695   State Street Institutional Liquid Reserve Fund, 0.18%(a)               13,848
                                                                                ----------
             Total Money Market Instruments (cost: $13,848)                         13,848
                                                                                ----------

             TOTAL INVESTMENTS (COST: $1,999,897)                               $2,427,128
                                                                                ==========

--------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------
                                        (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                    QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                       FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
--------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $2,413,280                $-             $-    $2,413,280
Money Market Instruments:
  Money Market Funds                         13,848                 -              -        13,848
--------------------------------------------------------------------------------------------------
Total                                    $2,427,128                $-             $-    $2,427,128
--------------------------------------------------------------------------------------------------

For the period of June 1, 2012, through November 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

18  | USAA INTERNATIONAL FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at November 30, 2012.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  19

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $1,999,897)         $2,427,128
  Cash denominated in foreign currencies (identified cost of $1,101)           1,096
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 7)                                            41
      Nonaffiliated transactions                                               1,271
    Dividends and interest                                                     4,180
                                                                          ----------
      Total assets                                                         2,433,716
                                                                          ----------
LIABILITIES
  Payables:
    Securities purchased                                                         189
  Capital shares redeemed:
    Affiliated transactions (Note 7)                                             136
    Nonaffiliated transactions                                                 1,201
  Accrued management fees                                                      1,517
  Accrued transfer agent's fees                                                  152
  Other accrued expenses and payables                                            187
                                                                          ----------
      Total liabilities                                                        3,382
                                                                          ----------
        Net assets applicable to capital shares outstanding               $2,430,334
                                                                          ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $2,077,838
  Accumulated undistributed net investment income                             37,558
  Accumulated net realized loss on investments                              (112,244)
  Net unrealized appreciation of investments                                 427,231
  Net unrealized depreciation of foreign currency translations                   (49)
                                                                          ----------
    Net assets applicable to capital shares outstanding                   $2,430,334
                                                                          ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $1,348,817/53,433 shares outstanding)      $    25.24
                                                                          ==========
    Institutional Shares (net assets of $1,075,239/42,561
      shares outstanding)                                                 $    25.26
                                                                          ==========
    Adviser Shares (net assets of $6,278/250 shares outstanding)          $    25.13
                                                                          ==========

See accompanying notes to financial statements.

================================================================================

20  | USAA INTERNATIONAL FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $1,605)                   $ 20,197
  Interest                                                                    20
                                                                        --------
        Total income                                                      20,217
                                                                        --------
EXPENSES
  Management fees                                                          8,842
  Administration and servicing fees:
     Fund Shares                                                           1,229
     Institutional Shares                                                    308
     Adviser Shares                                                            4
  Transfer agent's fees:
     Fund Shares                                                           1,794
     Institutional Shares                                                    308
  Distribution and service fees (Note 6F):
     Adviser Shares                                                            7
  Custody and accounting fees:
     Fund Shares                                                             274
     Institutional Shares                                                    108
     Adviser Shares                                                            1
  Postage:
     Fund Shares                                                              55
  Shareholder reporting fees:
     Fund Shares                                                              39
  Trustees' fees                                                               7
  Registration fees:
     Fund Shares                                                              28
     Institutional Shares                                                      1
     Adviser Shares                                                           22
  Professional fees                                                           94
  Other                                                                       19
                                                                        --------
        Total expenses                                                    13,140
  Expenses reimbursed:
     Adviser Shares                                                          (12)
                                                                        --------
        Net expenses                                                      13,128
                                                                        --------
NET INVESTMENT INCOME                                                      7,089
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain (loss) on:
     Investments                                                          14,807
     Foreign currency transactions                                          (163)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                         325,014
     Foreign currency translations                                           (33)
                                                                        --------
        Net realized and unrealized gain                                 339,625
                                                                        --------
  Increase in net assets resulting from operations                      $346,714
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2012 (unaudited), and year ended
May 31, 2012

--------------------------------------------------------------------------------

                                                                    11/30/2012     5/31/2012
--------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                             $    7,089    $   33,616
  Net realized gain (loss) on investments                               14,807       (31,193)
  Net realized loss on foreign currency transactions                      (163)         (184)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                        325,014      (385,615)
    Foreign currency translations                                          (33)         (634)
                                                                    ------------------------
    Increase (decrease) in net assets resulting
      from operations                                                  346,714      (384,010)
                                                                    ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                              -       (21,475)
    Institutional Shares                                                     -        (5,469)
    Adviser Shares                                                           -           (56)
                                                                    ------------------------
      Total distributions to shareholders                                    -       (27,000)
                                                                    ------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                         (494,568)       80,897
  Institutional Shares                                                 542,251       133,532
  Adviser Shares                                                           180             4
                                                                    ------------------------
    Total net increase in net assets from capital
      share transactions                                                47,863       214,433
                                                                    ------------------------
  Net increase (decrease) in net assets                                394,577      (196,577)

NET ASSETS
  Beginning of period                                                2,035,757     2,232,334
                                                                    ------------------------
  End of period                                                     $2,430,334    $2,035,757
                                                                    ========================
Accumulated undistributed net investment income:
  End of period                                                     $   37,558    $   30,469
                                                                    ========================

See accompanying notes to financial statements.

================================================================================

22  | USAA INTERNATIONAL FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

The Fund has three classes of shares: International Fund Shares (Fund Shares), International Fund Institutional Shares (Institutional Shares), and International Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment only through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded

================================================================================

24  | USAA INTERNATIONAL FUND

================================================================================

        primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

26  | USAA INTERNATIONAL FUND

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian will suspend the bank credit arrangement. For the six-month period ended November 30, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended November 30, 2012, the Fund did not receive any brokerage commission recapture credits.

G. REDEMPTION FEES -- Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be

================================================================================

28  | USAA INTERNATIONAL FUND

================================================================================

    accounted for by the Fund as an addition to paid in capital. For the six-month period ended November 30, 2012, the Adviser Shares incurred redemption fees of less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

For the six-month period ended November 30, 2012, the Fund paid CAPCO facility fees of $8,000, which represents 4.0% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2013, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act, net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2012, the Fund had pre-enactment capital loss carryforwards of $93,768,000, and a post-enactment net capital loss carryforward of $7,657,000, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire between 2017 and 2019, as shown below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

================================================================================

30  | USAA INTERNATIONAL FUND

================================================================================

    PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
--------------------------------------------------
EXPIRES                                  BALANCE
-------                                -----------
2017                                   $21,959,000
2018                                    59,595,000
2019                                    12,214,000
                                       -----------
                             Total     $93,768,000
                                       ===========

    POST-ENACTMENT CAPITAL LOSS CARRYFORWARDS
--------------------------------------------------
                  TAX CHARACTER
--------------------------------------------------
(NO EXPIRATION)                          BALANCE
---------------                        -----------
Short-Term                              $5,549,000
Long-Term                                2,108,000
                                        ----------
                                        $7,657,000
                                        ==========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended November 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2012, and each of the three preceding fiscal years, generally remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2012, were $307,182,000 and $250,056,000, respectively.

As of November 30, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

Gross unrealized appreciation and depreciation of investments as of November 30, 2012, were $513,748,000 and $86,517,000, respectively, resulting in net unrealized appreciation of $427,231,000.

(5) CAPITAL SHARE TRANSACTIONS

At November 30, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                     SIX-MONTH PERIOD ENDED           YEAR ENDED
                                           11/30/2012                  5/31/2012
---------------------------------------------------------------------------------------
                                    SHARES        AMOUNT         SHARES         AMOUNT
                                   ----------------------------------------------------
FUND SHARES:
Shares sold                          4,331       $ 102,341        14,645      $ 341,764
Shares issued from
 reinvested dividends                    -*              1         1,029         21,198
Shares redeemed                    (24,415)       (596,910)      (12,140)      (282,065)
                                   ----------------------------------------------------
Net increase (decrease) from
 capital share transactions        (20,084)      $(494,568)        3,534      $  80,897
                                   ====================================================
INSTITUTIONAL SHARES:
Shares sold                         23,293       $ 572,341         8,265      $ 190,714
Shares issued from
 reinvested dividends                    -               -           266          5,466
Shares redeemed                     (1,256)        (30,090)       (2,644)       (62,648)
                                   ----------------------------------------------------
Net increase from capital
 share transactions                 22,037       $ 542,251         5,887      $ 133,532
                                   ====================================================
ADVISER SHARES:
Shares sold                              7       $     181             1      $      35
Shares issued from
 reinvested dividends                    -               -             -*             1
Shares redeemed**                       (-)*            (1)           (1)           (32)
                                   ----------------------------------------------------
Net increase from capital
 share transactions                      7       $     180             -*     $       4
                                   ====================================================

*Represents less than 500 shares.
**Net of redemption fees.

================================================================================

32  | USAA INTERNATIONAL FUND

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper International Funds Index over the performance period. The Lipper International Funds Index tracks the total return performance of the 30 largest funds in the Lipper International Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper International Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $8,842,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $310,000, $60,000, and $1,000, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.04%, 0.02%, and 0.02%, respectively.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with MFS Investment Management (MFS), under which MFS directs the investment and reinvestment of

================================================================================

34  | USAA INTERNATIONAL FUND

================================================================================

    the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFS a subadvisory fee in the annual amount of 0.29% of the Fund's average net assets that MFS manages. For the six-month period ended November 30, 2012, the Manager incurred subadvisory fees, paid or payable to MFS, of $3,612,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended November 30, 2012, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,229,000, $308,000, and $4,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2012, the Fund reimbursed the Manager $33,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2013, to limit the annual expenses of the Adviser Shares to 1.55% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2012, the Adviser Shares incurred reimbursable expenses of $12,000, of which, less than $500 was receivable from the Manager.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended November 30, 2012, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,794,000, $308,000, and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2012, the Adviser Shares incurred distribution and service (12b-1) fees of $7,000.

G. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund's Institutional Shares is one of 14 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising

================================================================================

36  | USAA INTERNATIONAL FUND

================================================================================

management or control. As of November 30, 2012, the Fund recorded a receivable for capital shares sold of $41,000 and a payable for capital shares redeemed of $136,000 for the USAA fund-of-funds' purchases and redemptions of Institutional Shares. As of November 30, 2012, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      1.0%
USAA Target Retirement 2020 Fund                                        2.5
USAA Target Retirement 2030 Fund                                        5.9
USAA Target Retirement 2040 Fund                                        7.5
USAA Target Retirement 2050 Fund                                        3.8
USAA Cornerstone Equity Fund                                            0.1
USAA Cornerstone Conservative Fund                                      0.1

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2012, USAA and its affiliates owned 240,000 Shares 96.1% of the Adviser Shares and 0.3% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                NOVEMBER 30,                          YEAR ENDED MAY 31,
                              ------------------------------------------------------------------------------------
                                    2012            2012          2011            2010          2009          2008
                              ------------------------------------------------------------------------------------
Net asset value at
  beginning of period         $    21.59      $    26.30    $    19.71      $    18.08    $    27.77    $    29.35
                              ------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .08(d)          .35           .29             .21           .35           .51
  Net realized and

    unrealized gain (loss)          3.57(d)        (4.76)         6.52            1.66         (9.35)         (.13)
                              ------------------------------------------------------------------------------------
Total from investment
  operations                        3.65(d)        (4.41)         6.81            1.87         (9.00)          .38
                              ------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                -            (.30)         (.22)           (.24)         (.44)         (.41)
  Realized capital gains               -               -             -               -          (.25)        (1.55)
                              ------------------------------------------------------------------------------------
Total distributions                    -            (.30)         (.22)           (.24)         (.69)        (1.96)
                              ------------------------------------------------------------------------------------
Net asset value at
  end of period               $    25.24      $    21.59 $       26.30 $         19.71    $    18.08    $    27.77
                              ====================================================================================
Total return (%)*                  16.91          (16.71)        34.67           10.19(a)     (32.16)         1.32
Net assets at end
  of period (000)             $1,348,817      $1,587,445    $1,840,770      $1,215,443    $1,048,966    $1,526,020
Ratios to average
  net assets:**
  Expenses (%)(b)                   1.21(c)         1.21          1.21            1.25(a)       1.31          1.14
  Net investment income (%)          .63(c)         1.56          1.37            1.09          1.89          1.94
Portfolio turnover (%)                11              17            25              20            22            32

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2012, average net assets were
    $1,636,269,000.
(a) During the year ended May 31, 2010, SAS reimbursed the Fund Shares $249,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.02%. This decrease is excluded from the expense ratios above.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Calculated using average shares. For the six-month period ended November 30, 2012, average shares were 67,531,000.

================================================================================

38  | USAA INTERNATIONAL FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED
                                       NOVEMBER 30,                   YEAR ENDED MAY 31,
                                     -------------------------------------------------------------------
                                           2012          2012          2011            2010      2009***
                                     -------------------------------------------------------------------
Net asset value at beginning
  of period                          $    21.59      $  26.32      $  19.72        $  18.09      $ 24.30
                                     -------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                     .07(a)        .45           .45             .41          .59
  Net realized and unrealized
    gain (loss)                            3.60(a)      (4.82)         6.45            1.53        (6.07)
                                     -------------------------------------------------------------------
Total from investment operations           3.67(a)      (4.37)         6.90            1.94        (5.48)
                                     -------------------------------------------------------------------
Less distributions from:
  Net investment income                       -          (.36)         (.30)           (.31)        (.48)
  Realized capital gains                      -             -             -               -         (.25)
                                     -------------------------------------------------------------------
Total distributions                           -          (.36)         (.30)           (.31)        (.73)
                                     -------------------------------------------------------------------
Net asset value at end of period     $    25.26      $  21.59      $  26.32        $  19.72      $ 18.09
                                     ===================================================================
Total return (%)*                         17.00        (16.54)        35.13           10.57       (22.25)
Net assets at end of period (000)    $1,075,239      $443,089      $385,203        $183,062      $58,059
Ratios to average net assets:**
  Expenses (%)(b)                          1.01(c)        .99           .90             .87          .87(c)
  Expenses, excluding
    reimbursements (%)(b)                  1.01(c)        .99           .91             .91          .91(c)
  Net investment income (%)                 .61(c)       1.94          1.91            1.95         4.46(c)
Portfolio turnover (%)                       11            17            25              20           22

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2012, average net assets were
    $615,565,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares. For the six-month period ended November 30, 2012, average shares were 27,474,000.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                               SIX-MONTH
                                              PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                              NOVEMBER 30,       MAY 31,          MAY 31,
                                              ----------------------------------------------
                                                   2012             2012          2011***
                                              ----------------------------------------------
Net asset value at beginning of period           $21.54          $ 26.24           $22.17
                                                 -------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                             .03              .28              .23
  Net realized and unrealized gain (loss)          3.56            (4.75)            4.05
                                                 -------------------------------------------
Total from investment operations                   3.59            (4.47)            4.28
                                                 -------------------------------------------
Less distributions from:
  Net investment income                               -             (.23)            (.21)
                                                 -------------------------------------------
Total distributions                                   -             (.23)            (.21)
                                                 -------------------------------------------
Net asset value at end of period                 $25.13          $ 21.54           $26.24
                                                 ===========================================
Total return (%)*                                 16.67           (17.00)           19.38
Net assets at end of period (000)                $6,278          $ 5,223           $6,361
Ratios to average net assets:**
  Expenses (%)(b)                                  1.55(a)          1.55             1.55(a)
  Expenses, excluding
    reimbursements (%)(b)                          1.97(a)          1.76             1.90(a)
  Net investment income (%)                         .24(a)          1.20             1.23(a)
Portfolio turnover (%)                               11               17               25

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2012, average net assets were
    $5,801,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

40  | USAA INTERNATIONAL FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2012, through November 30, 2012.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's

================================================================================

                                                           EXPENSE EXAMPLE |  41

================================================================================

actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                           EXPENSES PAID
                                   BEGINNING            ENDING            DURING PERIOD*
                                 ACCOUNT VALUE       ACCOUNT VALUE        JUNE 1, 2012 -
                                 JUNE 1, 2012      NOVEMBER 30, 2012     NOVEMBER 30, 2012
                                 ---------------------------------------------------------
FUND SHARES
Actual                             $1,000.00           $1,169.10               $6.58

Hypothetical
 (5% return before expenses)        1,000.00            1,019.00                6.12

INSTITUTIONAL SHARES
Actual                              1,000.00            1,170.00                5.49

Hypothetical
 (5% return before expenses)        1,000.00            1,020.00                5.11

ADVISER SHARES
Actual                              1,000.00            1,166.70                8.42

Hypothetical
 (5% return before expenses)        1,000.00            1,017.30                7.84

* Expenses are equal to the annualized expense ratio of 1.21% for Fund Shares, 1.01% for Institutional Shares, and 1.55% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 16.91% for Fund Shares, 17.00% for Institutional Shares, and 16.67% for Adviser Shares for the six-month period of June 1, 2012, through November 30, 2012.

================================================================================

42  | USAA INTERNATIONAL FUND

================================================================================

TRUSTEES                      Daniel S. McNamara
                              Robert L. Mason, Ph.D.
                              Barbara B. Ostdiek, Ph.D.
                              Michael F. Reimherr
                              Paul L. McNamara
                              Patrick T. Bannigan*

                              *Effective October 31, 2012, Patrick T. Bannigan
                               resigned from his position as Trustee.
--------------------------------------------------------------------------------
ADMINISTRATOR AND             USAA Asset Management Company
INVESTMENT ADVISER            P.O. Box 659453
                              San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND               USAA Investment Management Company
DISTRIBUTOR                   P.O. Box 659453
                              San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                 State Street Bank and Trust Company
ACCOUNTING AGENT              P.O. Box 1713
                              Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                   Ernst & Young LLP
REGISTERED PUBLIC             100 West Houston St., Suite 1800
ACCOUNTING FIRM               San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                   Under "My Accounts" on
SELF-SERVICE 24/7             usaa.com select "Investments,"
AT USAA.COM                   then "Mutual Funds"

OR CALL                       Under "Investments" view
(800) 531-USAA                account balances, or click
        (8722)                "I want to...," and select
                              the desired action.
--------------------------------------------------------------------------------
Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    23410-0113                               (C)2013, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:
          01/28/2013
          -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:      01/30/2013
          -------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:
          01/29/2013
          -------------------------------


*Print the name and title of each signing officer under his or her signature.